Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Proprietary software products and related services	$ 208,694	$ 185,793	$ 178,844
Software services and other	2,418,430	2,032,641	1,931,603
Total revenues	2,627,124	2,218,434	2,110,447
Cost of revenues:
Proprietary software products and related services	88,887	76,306	77,617
Software services and other	2,019,075	1,696,372	1,611,629
Total cost of revenues	2,107,962	1,772,678	1,689,246
Gross profit	519,162	445,756	421,201
Research and development expenses, net	20,023	18,077	14,493
Selling, marketing, general and administrative expenses	311,988	249,716	248,664
Other income, net	9,226	5,369
Operating income	196,377	183,332	158,044
Financial expenses	63,587	34,921	35,647
Financial income	13,599	10,454	10,857
Pre-tax income before share of profits of companies accounted for at equity, net	146,389	158,865	133,254
Share of profits of companies accounted for at equity, net	3,654	2,077	773
Taxes on income	40,459	38,773	31,834
Net income from continued operations	109,584	122,169	102,193
Net income from discontinued operations	559,480	71,621	63,539
Net income	669,064	193,790	165,732
Net income (loss) attributable to non-controlling interests:
From continued operations	73,070	73,626	66,454
From discontinued operations	(10,485)	40,494	35,264
Net income to Non-controlling interests	62,585	114,120	101,718
Net income attributable to Formula’s shareholders:
From continued operations	36,514	48,543	35,739
From discontinued operations	569,965	31,127	28,275
Net income attributable to Formula’s shareholders	$ 606,479	$ 79,670	$ 64,014
Earnings per share from continued operations (basic) (in Dollars per share)	$ 2.39	$ 3.18	$ 2.34
Earnings per share from discontinued operations (basic) (in Dollars per share)	37.24	2.04	1.85
Earnings per share (basic) (in Dollars per share)	39.63	5.22	4.19
Earnings per share from continued operations (diluted) (in Dollars per share)	2.3	3.1	2.3
Earnings per share from discontinued operations (diluted) (in Dollars per share)	36.09	1.99	1.82
Earnings per share (diluted) (in Dollars per share)	$ 38.39	$ 5.09	$ 4.12
Number of shares used in computing:
Earnings per share (basic) (in Shares)	15,308,764	15,304,610	15,301,392
Earnings per share (diluted) (in Shares)	15,786,901	15,636,664	15,498,101